Retirement-Related Benefits (Plans with ABO in Excess of Plan Assets) (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 40,836	$ 46,458
Plans with PBO in excess of plan assets, Plan Assets	21,745	29,481
Plans with assets in excess of PBO, Benefit Obligation	71,512	58,661
Plans with assets in excess of PBO, Plan Assets	73,671	64,205
Defined Benefit Pension Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	34,976	41,003
Plans with PBO in excess of plan assets, Plan Assets	21,655	29,223
Plans with ABO in excess of plan assets, Benefit Obligation	33,148	40,315
Plans with ABO in excess of plan assets, Plan Assets	20,680	29,213
Plans with assets in excess of PBO, Benefit Obligation	71,501	58,651
Plans with assets in excess of PBO, Plan Assets	$ 73,660	$ 64,194